PROGOLD LIMITED LIABILITY COMPANY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Ownership percentage in joint venture	49.00%
Financial information for ProGold LLC
Current Assets	$ 216	$ 230	$ 245
Long-Term Assets	39,700	38,962	38,643
Total Assets	39,916	39,192	38,888
Current Liabilities	3,106	5	5
Long-Term Liabilities	2,167	2,333	1,167
Total Liabilities	5,273	2,338	1,172
Members' Equity	34,643	36,854	37,716
Total Liabilities and Members' Equity	39,916	39,192	38,888
Rent Revenue on Operating Lease	16,293	19,085	17,571
Expenses	4,179	3,455	3,440
Net Income	$ 12,114	$ 15,630	$ 14,131